ACQUISITION OF PHANTOM FARMS - Schedule of purchase price and allocation of the purchase price - Phantom Farms (Details) - USD ($)	Jan. 31, 2021	Jan. 31, 2020	Feb. 04, 2019	Jan. 31, 2019
Disclosure of detailed information about business combination [line items]
Biological assets	$ 1,340,782	$ 1,408,271		$ 1,870,540
Right-of-use assets	9,765,588	4,660,688
Lease liability	(10,129,072)
Consideration payable	$ 0	846,256		$ 1,375,268
Promissory note payable		$ 1,136,065
Phantom Farms
Disclosure of detailed information about business combination [line items]
Cash			$ 13,121
Receivables			166,346
Inventory			884,113
Biological assets			75,499
Other assets			52,234
Property and equipment			92,501
Right-of-use assets			2,251,451
Lease liability			(2,251,451)
Brand			622,308
Customer relationships			581,616
Licenses			156,750
Goodwill			8,009,248
Accounts payable and accrued liabilities			(114,476)
Total assets and liabilities acquired			10,539,260
Cash deposits on closing date			3,200,000
Common shares issued			2,507,138
Stock warrants issued			793,745
Consideration payable			3,748,377
Promissory note payable			290,000
Total consideration			$ 10,539,260